19. Deferred taxes and contributions (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Taxes And Contributions Details 3Abstract
Deferred tax assets (liabilities) net, beginning	R$ (36,754)	R$ 186,345	R$ 128,242
Net change in the year - corresponding entry to the income statement	(224,596)	(101,517)	(60,667)
Net change in the year - corresponding entry to valuation adjustments to equity (Note 21 (b))	108	(121,582)	118,770
Total net change	(224,488)	(223,099)	58,103
Deferred tax assets (liabilities) net, ending	R$ (261,242)	R$ (36,754)	R$ 186,345